Registration No. 33-25301
                                                                        811-5685


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


                                                                 ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
                                                                 ---


         Pre-Effective Amendment No.

         Post-Effective Amendment No.  30

                                       and
                                                                 ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/
                                                                 ---
         Amendment No.  33

                      WILLIAMSBURG INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

          312 WALNUT STREET, 21ST FLOOR, CINCINNATI, OHIO 45202
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513)629-2000

                             W. Lee H. Dunham, Esq.
                            Sullivan & Worcester LLP
                             One Post Office Square
                                BOSTON, MA 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
---
/  / immediately upon filing pursuant to Rule 485(b)
---
---
/  / on (      ) pursuant to Rule 485(b)
--
---
/ X/ 75 days after filing pursuant to Rule 485(a)
 --
---
/  / on (      ) pursuant to Rule 485(a)
 --

         The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ended March 31, 1997 was filed on May 30, 1997.

                          WILLIAMSBURG INVESTMENT TRUST

                  CROSS-REFERENCE SHEET PURSUANT TO RULE 495(A)


                  PART A                              PROSPECTUS
                  FORM ITEM                           CROSS-REFERENCE

Item 1.           Cover Page                          Cover Page

Item 2.           Synopsis                            Prospectus Summary;
                                                      Synopsis of Costs and
                                                      Expenses

Item 3.           Condensed Financial                 Dividends, Distributions,
                  Information                         Taxes and Other
                                                      Information

Item 4.           General Description                 Investment Objective,
                  of Registrant                       Investment Policies and
                                                      Risk Considerations;
                                                      Management of the Fund

Item 5.           Management of the Fund              Management of the Fund

Item 5A.          Management's Discussion             Not Applicable
                  of Fund Performance

Item 6.           Capital Stock and                   Tax Status; Dividends,
                  Distributions,                      Taxes and Other
                  Other Securities                    Information

Item 7.           Purchase of Securities              How to Purchase Shares;
                  Being Offered                       How Net Asset Value is
                                                      Determined; Application

Item 8.           Redemption or Repurchase            How to Redeem Shares

Item 9.           Pending Legal Proceedings           Not Applicable


                                                      STATEMENT OF
                  PART B                              ADDITIONAL INFORMATION
                  FORM ITEM                           CROSS-REFERENCE

Item 10.          Cover Page                          Cover Page

Item 11.          Table of Contents                   Cover Page

Item 12.          General Information                 Capital Shares and Voting
                  and History

Item 13.          Investment Objectives               Investment Objective and
                  and Policies                        Policies; Investment
                                                      Limitations

Item 14.          Management of the Fund              Trustees and Officers

Item 15.          Control Persons and                 Not Applicable
                  Principal Holders of
                  Securities

Item 16.          Investment Advisory and             Investment Advisor;
                  Other Services                      Administrator;
                                                      Other Services

Item 17.          Brokerage Allocation                Brokerage

Item 18.          Capital Stock and                   Capital Shares and Voting
                  Other Securities

Item 19.          Purchase, Redemption and            Special Shareholder
                  Pricing of Securities               Services; Purchase of
                  Being Offered                       Shares; Redemption of
                                                      Shares; Net Asset Value
                                                      Determination

Item 20.          Tax Status                          Additional Tax
                                                      Information

Item 21.          Underwriters                        Not Applicable

Item 22.          Calculation of                      Calculation of
                  Performance Data                    Performance Data

Item 23.          Financial Statements                Not Applicable


                                                                      PROSPECTUS
                                                               December 31, 1997

                            THE DAVENPORT EQUITY FUND

The investment objective of THE DAVENPORT EQUITY FUND is long term growth of capital through investment in a diversified portfolio of common stocks. Current income is incidental to this objective and may not be significant.

                               INVESTMENT ADVISOR
                             Davenport & Company LLC
                               Richmond, Virginia

The Davenport Equity Fund (the "Fund") is a NO-LOAD, diversified, open-end series of the Williamsburg Investment Trust, a registered management investment company. This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

A Statement of Additional Information, dated December 31, 1997, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. The Fund's address is P.O. Box 5354, Cincinnati, Ohio 45201-5354, and its telephone number is 1-800-443-4249. A copy of the Statement of Additional Information may be obtained at no charge by calling or writing the Fund.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY...............................................
SYNOPSIS OF COSTS AND EXPENSES...................................
FINANCIAL HIGHLIGHTS.............................................
INVESTMENT OBJECTIVE, INVESTMENT POLICIES
  AND RISK CONSIDERATIONS........................................
HOW TO PURCHASE SHARES...........................................
HOW TO REDEEM SHARES.............................................
HOW NET ASSET VALUE IS DETERMINED................................
MANAGEMENT OF THE FUND...........................................
DIVIDENDS, DISTRIBUTIONS, TAXES AND OTHER INFORMATION............
APPLICATION......................................................

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               PROSPECTUS SUMMARY

THE FUND. The Davenport Equity Fund (the "Fund") is a NO-LOAD, diversified, open-end series of the Williamsburg Investment Trust, a registered management investment company commonly known as a "mutual fund." It represents a separate mutual fund with its own investment objective and policies. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

INVESTMENT OBJECTIVE. The Fund's investment objective is long term growth of capital through investment in a diversified portfolio of common stocks. Current income is incidental to this objective and may not be significant.

INVESTMENT APPROACH. Equity investments are made primarily for growth with investment decisions based upon fundamental factors specific to individual companies and sector fundamentals specific to individual industries. (See "Investment Objective, Investment Policies and Risk Considerations.")

INVESTMENT ADVISOR. Davenport & Company LLC (the "Advisor") serves as investment advisor to the Fund. For its services, the Advisor receives compensation at the annual rate of 0.75% of the average daily net assets of the Fund. (See "Management of the Fund.")

PURCHASE OF SHARES. Shares are offered "No-Load," which means they may be purchased directly from the Fund without the imposition of any sales or 12b-1 charges. The minimum initial purchase for the Fund is $10,000. Subsequent investments in the Fund must be $1,000 or more. Shares may be purchased by individuals or organizations and may be appropriate for use in Tax Sheltered Retirement Plans and Systematic Withdrawal Plans.
(See "How to Purchase Shares.")

REDEMPTION OF SHARES. There is currently no charge for redemptions from the Fund. Shares may be redeemed at any time in which the Fund is open for business at the net asset value next determined after receipt of a redemption request by the Fund. (See "How to Redeem Shares.")

DIVIDENDS AND DISTRIBUTIONS. Net investment income of the Fund is distributed quarterly. Net capital gains, if any, are distributed annually. Shareholders may elect to receive dividends and capital gain distributions in cash or the dividends and capital gain distributions may be reinvested in additional Fund shares. (See "Dividends, Distributions, Taxes and Other Information.")

MANAGEMENT. The Fund is a series of the Williamsburg Investment Trust (the "Trust"), the Board of Trustees of which is responsible for overall management of the Trust and the Fund. The Trust has employed Countrywide Fund Services, Inc. (the "Administrator") to provide administration, accounting and transfer agent services. (See "Management of the Fund.")

                         SYNOPSIS OF COSTS AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES:                                    None

ANNUAL FUND OPERATING EXPENSES:
   (As a percentage of average net assets)
Investment Advisory Fees                                             0.75%
Administrator's Fees                                                 0.20%
Other Expenses                                                       0.20%
                                                                     -----
Total Fund Operating Expense                                         1.15%
                                                                     =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming 5% annual return:

                     1 YEAR            3 YEARS
                     ------            -------
                      $12               $37

The purpose of the foregoing tables is to assist investors in the Fund in understanding the various costs and expenses that they will bear directly or indirectly. See "Management of the Fund" for more information about the fees and costs of operating the Fund. The Annual Fund Operating Expenses shown above are based upon estimated amounts for the current fiscal year. THE EXAMPLES SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESS THAN THOSE SHOWN.

                    INVESTMENT OBJECTIVE, INVESTMENT POLICIES
                             AND RISK CONSIDERATIONS

The investment objective of the Fund is long term growth of capital through investment in a well-diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

Any investment involves risk, and there can be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund's shares.

EQUITY SELECTION. Under normal market conditions, the Fund will be primarily invested in common stocks, which by definition entail risk of loss of principal. The Fund's investments are made primarily for long term growth of capital. Selection of equity securities is made on the basis of several criteria, including, among other things:

         1.    The price-earnings ratio;

         2.    The rate of earnings growth;

         3.    The depth of management;

         4.    The company's past financial stability;

         5. The company's present and projected position within its industry; and

         6.    The dividend record.

Selection of equity securities is made by the Investment Policy Committee and the portfolio manager. The Investment Policy Committee is comprised of five individuals who are responsible for the formalized investment approach upon which the Advisor's Asset Management division is based. Committee members and the portfolio manager meet formally on a weekly basis. Decisions to buy or sell a security require a majority vote of the Committee. The Committee's approach is to insist on value in every stock purchased, to control risk through diversification, and to establish price targets at the time a specific stock is purchased.

Although the Fund invests primarily in common stocks, the Fund may also invest a portion of its assets in straight preferred stocks, convertible preferred stocks, convertible bonds and warrants. The Fund may invest in preferred stocks and convertible bonds which are rated at the time of purchase in the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Rating Group (AAA, AA, A or BBB) or unrated securities determined by the Advisor to be of comparable quality. Preferred stocks and bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities. Subsequent to its purchase by the Fund, a security's rating may be reduced below Baa or BBB and the Advisor will sell such security, subject to market conditions and the Advisor's assessment of the most opportune time for sale.

The Fund may from time to time invest a portion of its assets in small, unseasoned companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities may be inactively traded, i.e., not quoted daily in the financial press, and thus may not be readily bought or sold. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

FOREIGN COMPANIES. The Fund may invest up to 10% of its total assets at the time of purchase in securities of foreign issuers. When selecting foreign investments, the Advisor will seek to invest in securities that have investment characteristics and qualities comparable to the kinds of domestic securities in which the Fund invests. The Fund may invest in securities of foreign issuers directly or in the form of sponsored American Depository Receipts. American Depository Receipts are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Foreign investments may be subject to special risks, including future political and economic developments and the possibility of seizure or nationalization of companies, the imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions, that might affect an investment adversely. The Fund will not invest in securities of foreign issuers which are not listed on a recognized domestic or foreign exchange.

MONEY MARKET INSTRUMENTS. Money market instruments will typically represent a portion of the Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund. For temporary defensive purposes, when the Advisor determines that market conditions warrant, the Fund may depart from its normal investment objective and money market instruments may be emphasized, even to the point that 100% of the Fund's assets may be so invested. Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities and corporate debt securities (including those subject to repurchase agreements), bankers' acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes). At the time of purchase, money market instruments will have a short-term rating in the highest category by Moody's or S&P or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or S&P or, if not so rated, of equivalent quality in the Advisor's opinion. See the Statement of Additional Information for a further description of money market investments.

FACTORS TO CONSIDER. The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. To the extent that the Fund's portfolio is fully invested in equity securities, it may be expected that the net asset value of the Fund will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. The Fund may borrow using its assets as collateral, but only under certain limited conditions. Borrowing, if done, would tend to exaggerate the effects of market fluctuations on the Fund's net asset value until repaid.
(See "Borrowing.")

BORROWING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

PORTFOLIO TURNOVER. By utilizing the approach to investing described herein, annual portfolio turnover will generally not exceed 50%. Market conditions may dictate, however, a higher rate of portfolio turnover in a particular year. The degree of portfolio activity affects the brokerage costs of the Fund and may have an impact on the amount of taxable distributions to shareholders.

REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resell it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is considered to be a loan collateralized by the securities subject to the repurchase agreement. The Fund will not enter into a repurchase agreement which will cause more than 10% of its assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

INVESTMENT LIMITATIONS. For the purpose of limiting the Fund's exposure to risk, the Fund has adopted certain limitations which, together with its investment objective, are considered fundamental policies which may not be changed without shareholder approval. The Fund will not: (1) issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings; (2) invest in restricted securities, or invest more than 15% of the Fund's net assets in other illiquid securities, including repurchase agreements maturing in over seven days, and other securities for which there is no established market or for which market quotations are not readily available; (3) write, acquire or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options; and (4) purchase securities of other investment companies, except through purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of the Fund's total assets would be invested in such securities, or except as part of a merger, consolidation or other acquisition. Other fundamental investment limitations are listed in the Statement of Additional Information.

                             HOW TO PURCHASE SHARES

There are NO SALES COMMISSIONS CHARGED TO INVESTORS. Assistance in opening accounts may be obtained from the Administrator by calling 1-800-443-4249, or by writing to the Fund at the address shown below for regular mail orders. Assistance is also available through any broker-dealer authorized to sell shares of the Fund. Such broker-dealer may charge you a fee for its services. Payment for shares purchased may be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund in proper order as indicated herein. The minimum initial investment in the Fund, unless stated otherwise herein, is $10,000. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. All orders received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to 4:00 p.m. Eastern time will purchase shares at the net asset value next determined on that business day. If your order is not received by 4:00 p.m. Eastern time, your order will purchase shares at the net asset value determined on the next business day. (See "How Net Asset Value is Determined.")

Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.



Investors should be aware that the Fund's account application contains provisions in favor of the Fund, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

Should an order to purchase shares be cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to the Fund, and mail it to:

         THE DAVENPORT EQUITY FUND
         C/O SHAREHOLDER SERVICES
         P.O. BOX 5354
         CINCINNATI, OHIO  45201-5354

BANK WIRE ORDERS. Investments can be made directly by bank wire. To establish a new account or add to an existing account by wire, please call the Fund, at 1-800-443-4249, before wiring funds, to advise the Fund of the investment, the dollar amount and the account registration. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

   Star Bank, N.A.
   Cinti/Trust
   ABA# 042000013
   For Williamsburg Investment Trust #485777056
   For The Davenport Equity Fund
   (Shareholder name and account number or tax identification number)

It is important that the wire contain all the information and that the Fund receives prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Fund as described under "Regular Mail Orders," above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $1,000) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Fund at 1-800-443-4249 to alert the Fund that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the 15th day and/or the last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

EMPLOYEES AND AFFILIATES OF THE FUND. The minimum purchase requirement is not applicable to accounts of Trustees, officers or employees of the Fund or certain parties related thereto. The minimum initial investment for such accounts is $1,000. See the Statement of Additional Information for further details.

STOCK CERTIFICATES. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

                              HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on each day that the Fund is open for business by sending a written request to the Fund. The Fund is open for business on each day the New York Stock Exchange (the "Exchange") is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to 4:00 p.m. Eastern time will redeem shares at the net asset value determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $10,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 60 days' written notice. If the shareholder brings his account value up to $10,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-443-4249, or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to The Davenport Equity Fund, P.O. Box 5354, Cincinnati, Ohio 45201-
5354.  Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)       any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within three business days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days) may be reduced or avoided if the purchase is made by certified check, government check or wire transfer. In such cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Fund. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. (See "Signature Guarantees.")

There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

SIGNATURE GUARANTEES. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, and (2) requests to establish or change redemption services other than through your initial account application. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption, or change of registration.

SYSTEMATIC WITHDRAWAL PLAN. A shareholder who owns shares of the Fund valued at $25,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to the shareholder's bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by writing the Fund. See the Statement of Additional Information for further details.

                        HOW NET ASSET VALUE IS DETERMINED

The net asset value of the Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m. Eastern time). Net asset value per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

                             MANAGEMENT OF THE FUND

The Fund is a diversified series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988, which was formerly known as The Nottingham Investment Trust. The Board of Trustees has overall responsibility for management of the Fund under the laws of Massachusetts governing the responsibilities of trustees of business trusts. The Statement of Additional Information identifies the Trustees and officers of the Trust and the Fund and provides information about them.

INVESTMENT ADVISOR.  Subject to the authority of the Board of

Trustees, Davenport & Company LLC (the "Advisor") provides the Fund with a continuous program of supervision of its assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement with the Trust. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

Davenport & Company LLC was originally organized in 1863, reorganized as a Virginia corporation in 1972, and subsequently converted to a Limited Liability Company in 1997. Through two Sub-S corporation unitholders, the Advisor has 99 owners all of whom are employees of the Advisor and none of whom own in excess of 10% of the Advisor. In addition to acting as Adviser to the Fund, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

Joseph L. Antrim is primarily responsible for managing the portfolio of the Fund in consultation with the Advisor's Investment Policy Committee. The members of the Advisor's Investment Policy Committee are:

JOSEPH L. ANTRIM, CFA, 52, is a graduate of the University of Virginia and began his investment career with Chemical Bank in New York City in 1968. Subsequently he joined Branch & Co., a Richmond brokerage firm, as a securities analyst. Mr Antrim became associated with the Advisor when Branch & Co. was merged with the Advisor in 1975. Mr. Antrim is an Executive Vice President, member of the Executive Committee, and Director of the Advisor and manages the Advisor's Investment Advisory division.

MICHAEL S. BEALL, CFA, CPA, 43, graduated from the University of Virginia with undergraduate and masters degrees in accounting. Prior to joining the Advisor in 1980, he was employed by a "Big Six" accounting firm. Mr. Beall is an Executive Vice President, member of the Executive Committee, Director of the Advisor and is the Advisor's Director of Research.

JAMES C. HAMILTON, JR., 65, graduated from Yale University in 1954 and after serving three years as an officer in the United States Air Force he began his career with a New York investment firm. Mr. Hamilton joined the Advisor in 1968 and is a First Vice President and a Director of the Advisor.

BEVERLEY B. MUNFORD, III, CFA, 70, graduated from the University of Virginia in 1950 and has spent his entire career with the Advisor. Mr. Munford is Vice Chairman of the Advisor and a former member of the Executive Committee. Mr. Munford also serves as a Trustee of the Advisor's Employee Profit-Sharing Plan.

HUNTER R. PETTUS, JR., 69, is a graduate of the University of

Virginia and joined the Advisor in 1960. Mr. Pettus is a Senior Vice President and Director of the Advisor and is a former member of the Executive Committee. Mr. Pettus also serves as a Trustee of the Advisor's Employee Profit-Sharing Plan.

Compensation of the Advisor is at the annual rate of 0.75% of the Fund's average daily net assets. The Advisor intends to waive its advisory fees to the extent necessary to limit the total operating expenses of the Fund to _.__% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years and expenses of the Fund may therefore exceed _.__% of its average daily net assets.

The Advisor's address is One James Center, P.O. Box 85678, Richmond, Virginia 23285.

ADMINISTRATOR. The Fund has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201, to provide administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. The Administrator is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc. a New York Stock Exchange- listed Company principally engaged in the business of residential mortgage lending. The Administrator supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. In addition, the Administrator calculates daily net asset value per share and maintains such books and records as are necessary to enable it to perform its duties.

The Fund pays the Administrator a fee for these services at the annual rate of 0.20% of the average value of its daily net assets up to $25 million, 0.175% on the next $25 million of such assets and 0.15% of such assets in excess of $50 million; provided, however, that the minimum fee is $2,000 per month. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

CUSTODIAN. The Custodian of the Fund's assets is Star Bank, N.A. (the "Custodian"). The Custodian's mailing address is 425 Walnut Street, Cincinnati, Ohio 45202. The Advisor, Administrator or interested persons thereof may have banking relationships with the Custodian.

OTHER FUND COSTS. The Fund pays all expenses not assumed by the Advisor, including its fees. Fund expenses include, among others, the fees and expenses, if any, of the Trustees and officers who are not "affiliated persons" of the Advisor, fees of the Fund's Custodian, interest expense, taxes, brokerage fees and commissions, fees and expenses of the Fund's shareholder servicing operations, fees and expenses of qualifying and registering the Fund's shares under federal and state securities laws, expenses of preparing, printing and distributing prospectuses and reports to existing shareholders, auditing and legal expenses, insurance expenses, association dues, and the expense of shareholders' meetings and proxy solicitations. The Fund is also liable for any nonrecurring expenses that may arise such as litigation to which the Fund may be a party. The Fund may be obligated to indemnify the Trustees and officers with respect to such litigation. All expenses of the Fund are accrued daily on the books of the Fund at a rate which, to the best of its belief, is equal to the actual expenses expected to be incurred by the Fund in accordance with generally accepted accounting practices.

BROKERAGE. The Fund has adopted brokerage policies which allow the Advisor to prefer brokers which provide research or other valuable services to the Advisor and/or the Fund. In all cases, the primary consideration for selection of broker-dealers through which to execute brokerage transactions will be to obtain the most favorable price and execution for the Fund. Research services obtained through the Fund's brokerage transactions may be used by the Advisor for its other clients; conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Advisor. It is anticipated that a substantial portion of the Fund's portfolio transactions may be executed by the Advisor, for which it will receive brokerage commissions. The Statement of Additional Information contains more information about the management and brokerage practices of the Fund.

              DIVIDENDS, DISTRIBUTIONS, TAXES AND OTHER INFORMATION

The Statement of Additional Information contains additional information about the federal income tax implications of an investment in the Fund in general and, particularly, with respect to dividends and distributions and other matters. Shareholders should be aware that dividends from the Fund which are derived in whole or in part from interest on U.S. Government Securities may not be taxable for state income tax purposes. Other state income tax implications are not covered, nor is this discussion exhaustive on the subject of federal income taxation. Consequently, investors should seek qualified tax advice.

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code") and will distribute all of its net income and realized capital gains to shareholders. Shareholders are liable for taxes on distributions of net income and realized capital gains of the Fund but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Fund intends to declare dividends annually, payable in December on a date selected by the Trustees. The Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Fund at the end of each year. The Fund intends to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the U.S.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains for the Fund. Current practice of the Fund, subject to the discretion of the Board of Trustees, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Fund unless the shareholder requests in writing to receive dividends and/or capital gains distributions in cash. That request must be received by the Fund prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Fund.

TAX STATUS OF THE FUND. If the Fund is qualified as a "regulated investment company" under the Code, it will not be liable for federal income taxes on amounts paid as dividends and distributions. The Code contains a number of complex requirements which an investment company must meet in order to qualify. For a more detailed discussion of the tax status of the Fund, see "Additional Tax Information" in the Statement of Additional Information.

DESCRIPTION OF FUND SHARES AND OTHER MATTERS. The Declaration of Trust of the Williamsburg Investment Trust currently provides for the shares of twelve funds, or series, to be issued. Shares of all twelve series have currently been issued, in addition to the Fund: shares of the FBP Contrarian Balanced Fund and the FBP Contrarian Equity Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; shares of The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund, which are managed by T. Leavell & Associates, Inc. of Mobile, Alabama; The Jamestown Equity Fund, The Jamestown Balanced Fund, The Jamestown International Equity Fund and The Jamestown Tax Exempt Virginia Fund, which are managed by Lowe, Brockenbrough & Tattersall, Inc. of Richmond, Virginia; and shares of The Jamestown Bond Fund and The Jamestown Short Term Bond Fund, which are managed by Lowe, Brockenbrough & Tattersall Strategic Advisers, Inc. of Richmond, Virginia. The Trustees are permitted to create additional series, or funds, at any time.

Shares are freely transferable, have no preemptive or conversion rights and, when issued, are fully paid and non-assessable. Upon liquidation of the Trust or a particular Fund of the Trust, holders of the outstanding shares of the Fund being liquidated shall be entitled to receive, in proportion to the number of shares of the Fund held by them, the excess of that Fund's assets over its liabilities. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share, on all matters which concern the Trust as a whole. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the Fund, shall be voted in the aggregate and not by Fund, except (i) when required by the 1940 Act, shares shall be voted by individual Fund; and (ii) when the matter does not affect any interest of a particular Fund, then only shareholders of the affected Fund or Funds shall be entitled to vote thereon. Examples of matters which affect only a particular Fund could be a proposed change in the fundamental investment objective or policies of that Fund or a proposed change in the investment advisory agreement for a particular Fund. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

The Declaration of Trust provides the Trustees may hold office indefinitely, except that: (1) any Trustee may resign or retire; (2) any Trustee may be removed with or without cause at any time: (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act.

Any group of shareholders representing 10% or more of the shares then outstanding may call a meeting for the purpose of removing one or more of the Trustees. If shareholders desire to call a meeting to consider the removal of one or more Trustees, they will be assisted in communicating with other shareholders. See the Statement of Additional Information for more information. Shareholder inquiries may be made in writing, addressed to the Funds at the address shown on the cover.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See the Statement of Additional Information for further information about the Trust and its shares.

CALCULATION OF PERFORMANCE DATA. From time to time the Fund may advertise its total return. The Fund may also advertise yield. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of the Fund refers to the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of total return assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. If the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may be quoted for the same or different periods as those for which standardized return is quoted. Nonstandardized Return may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof.

The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For the purpose of determining net investment income, the calculation includes among expenses of the Fund all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.

PRIOR PERFORMANCE OF THE ADVISOR'S EQUITY MANAGEMENT STRATEGY. Since 1984, the Advisor has managed private accounts with investment objectives, policies and strategies substantially similar to those employed by the Advisor in managing the Fund. The investment performance illustrated below represents various periods ended June 30, 1997, a composite of (i) prior to January 1, 1993, the performance of the equity and cash portions of the Advisor's profit sharing plan and (ii) since January 1, 1993, the performance of the Advisor's tax-exempt private accounts which were managed by the Advisor with investment objectives, policies and strategies substantially similar to those employed by the Advisor in managing the Fund (the "Private Accounts"). Private Accounts under $100,000 are not included in the Advisor's investment performance. As a point of comparison, the chart below also reflects the historical performance of the Standard & Poor's 500 Index.

While the Advisor employs for the Fund investment objectives and strategies that are substantially similar to those that were employed by the Advisor in managing the Advisor's profit sharing plan and the Private Accounts, the Advisor, in managing the Fund, may be subject to certain restrictions on its investment activities to which, as investment advisor to the Advisor's profit sharing plan and the Private Accounts, it was not previously subject. Examples include limits on the percentage of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders. The advisory fee to be incurred by the Fund is higher than the average advisory fee incurred by the Private Accounts; furthermore, operating expenses are incurred by the Fund which were not incurred by the Private Accounts. Although the private accounts incur inflows and outflows of cash, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not impact the Fund's performance. It is not intended that the following performance data be relied upon by investors as an indication of future performance of the Fund.

The following performance data represents the prior performance of the Advisor's profit sharing plan and the Private Accounts and not the prior performance of the Fund and should not be relied upon by investors as an indication of future performance of the Fund. The performance of the Private Accounts has been computed in accordance with the standards formulated by the Association for Investment Management and Research ("AIMR") and is net of advisory fees.

PERFORMANCE FOR PERIODS ENDED JUNE 30, 1997

[Insert line graph chart comparing Advisor's performance vs. S&P 500.]

Past performance is not predictive of future performance.

                                       AVERAGE ANNUAL RETURNS

                                                             DAVENPORT
                             S&P 500 INDEX                & COMPANY LLC*

1 Year                          34.6%                          31.9%

3 Years                         28.9%                          26.7%

5 Years                         19.7%                          19.3%

10 Years                        14.5%                          15.1%

Since Jan. 1, 1984              16.8%                          17.5%

* The performance figures for the period 1984 through 1992 are for the equity and cash portions of the Advisor's profit sharing plan.

THE DAVENPORT EQUITY FUND

INVESTMENT ADVISOR
Davenport & Company LLC
One James Center
Richmond, Virginia 23285-5678

ADMINISTRATOR
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249

CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Erwin H. Will, Jr.
Samuel B. Witt III

OFFICERS
Joseph L. Antrim, III President
Coleman Wortham, III, Vice President
J. Lee Keiger, III, Vice President
John P. Ackerly, IV, Vice President

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell shares in any State to any person to whom it is unlawful for the Fund to make such offer in such State.

                       STATEMENT OF ADDITIONAL INFORMATION







                            THE DAVENPORT EQUITY FUND

                                December 31, 1997

                                   A Series of
                          WILLIAMSBURG INVESTMENT TRUST
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                            Telephone 1-800-443-4249


                                TABLE OF CONTENTS



INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . .  2
INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . .  4
TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . .  5
INVESTMENT ADVISOR. . . . . . . . . . . . . . . . . . . 10
ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . 11
OTHER SERVICES. . . . . . . . . . . . . . . . . . . . . 11
BROKERAGE . . . . . . . . . . . . . . . . . . . . . . . 12
SPECIAL SHAREHOLDER SERVICES. . . . . . . . . . . . . . 12
PURCHASE OF SHARES. . . . . . . . . . . . . . . . . . . 14
REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . 15
NET ASSET VALUE DETERMINATION . . . . . . . . . . . . . 15
ALLOCATION OF TRUST EXPENSES. . . . . . . . . . . . . . 16
ADDITIONAL TAX INFORMATION. . . . . . . . . . . . . . . 16
CAPITAL SHARES AND VOTING . . . . . . . . . . . . . . . 17
CALCULATION OF PERFORMANCE DATA . . . . . . . . . . . . 18
FINANCIAL STATEMENTS AND REPORTS. . . . . . . . . . . . 20

This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Davenport Equity Fund (the "Fund") dated December 31, 1997. The Prospectus may be obtained from the Fund, at the address and phone number shown above, at no charge.

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective and policies of the Fund are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

WARRANTS AND RIGHTS. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES. The Fund may invest in foreign securities if the Advisor believes such investment would be consistent with the Fund's investment objective. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquire a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization (NRSRO) or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, in addition to those described in the Prospectus, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, the Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one corporate issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one corporate issuer;

(2) Invest 25% or more of the value of its total assets in any one industry (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest for the purpose of exercising control or management of another issuer;

(4) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Fund may invest in mortgage-backed securities;

(5) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(6) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(7) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(8) Make loans of money or securities, except that the Fund may invest in repurchase agreements; or

(9) Write, purchase or sell commodities, commodities contracts, commodities futures contracts, warrants on commodities or related options.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (the first restriction in the Prospectus) the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

While the Fund has reserved the right to make short sales "against the box" (limitation number 7, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS

Following are the Trustees and executive officers of the Williamsburg Investment Trust (the "Trust"), their present position with the Trust or Fund, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 1997:


NAME, POSITION,                                           PRINCIPAL OCCUPATION                            COMPENSATION
AGE  AND ADDRESS                                          DURING PAST 5 YEARS                           FROM THE  TRUST
------------------                                        --------------------                          ---------------
Austin Brockenbrough III (age 60)                         President and Managing                                    None
 Trustee**                                                Director of Lowe, Brockenbrough
President                                                 & Tattersall, Inc.,
The Jamestown International Equity                        Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund                    Director of Tredegar Industries,
6620 West Broad Street                                    Inc. (plastics manufacturer) and
Suite 300                                                 Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                                 (global asset manager); Trustee
                                                          of University of Richmond







John T. Bruce (age 43)                                    Principal of                                              None
Trustee and Chairman**                                    Flippin, Bruce & Porter, Inc.,
Vice President                                            Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 60)                         Physician                                              $8,000
Trustee**                                                 Dermatology Associates of
5600 Grove Avenue                                         Virginia, P.C.,
Richmond, Virginia   23226                                Richmond, Virginia

J. Finley Lee (age 57)                                    Julian Price Professor Emeritus of                     $8,000
Trustee                                                   Business Administration
614 Croom Court                                           University of North Carolina,
Chapel Hill, North Carolina 27514                         Chapel Hill, North Carolina;
                                                          Director of Montgomery Mutual
                                                          Insurance Co.

Richard Mitchell (age 48)                                 Principal of                                             None
Trustee**                                                 T. Leavell &  Associates, Inc.
President                                                 Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

Richard L. Morrill (age 58)                               President of                                           $8,000
Trustee                                                   University of Richmond,
7000 River Road                                           Richmond, Virginia;
Richmond, Virginia  23229                                 Director of Central Fidelity Banks, Inc.
                                                          and Tredegar Industries, Inc.
Harris V. Morrissette (age 37)                            President of                                           $7,000
Trustee                                                   Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                                     Mobile, Alabama;
Mobile, Alabama   36693                                   President of Azalea Aviation, Inc
                                                          (airplane fueling); Director of
                                                          Bank of Mobile

Fred T. Tattersall (age 48)                               Managing Director of                                     None
Trustee**                                                 Lowe, Brockenbrough & Tattersall
President                                                 Strategic Advisors, Inc.,
The Jamestown Bond Fund                                   Richmond, Virginia
The Jamestown Short Term Bond Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230






Erwin H. Will, Jr. (age 64)                               Chief Investment Officer of                              None
Trustee                                                   Virginia Retirement System,
P.O. Box 2500                                             Richmond, Virginia
Richmond, Virginia 23218

Samuel B. Witt III (age 61)                               Senior Vice President and                              $6,500
Trustee                                                   General Counsel of Stateside
2300 Clarendon Blvd.                                      Associates, Inc., Arlington,
Suite 407                                                 Virginia; Director of The Swiss
Arlington, Virginia 22201                                 Helvetic Fund, Inc. (closed-end
                                                          investment company)

John P. Ackerly, IV (age 34)                              Portfolio Manager of
Vice President                                            Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia;
One James Center, 901 E. Cary St.                         prior to February 1994, a
Richmond, Virginia 23219                                  Portfolio Manager with
                                                          Central Fidelity Bank

Joseph L. Antrim III (age 52)                             Executive Vice President of
President                                                 Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia 23219

Charles M. Caravati III (age 31)                          Assistant Portfolio Manager of
Vice President                                            Lowe, Brockenbrough & Tattersall, Inc.,
The Jamestown International Equity                        Richmond, Virginia
Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

John M. Flippin (age 55)                                  Principal of
President                                                 Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 44)                                Vice President of
Vice President                                            T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund                            Mobile, Alabama
150 Government Street
Mobile, Alabama 36602

J. Lee Keiger III (age 43)                                First Vice President and Chief Financial
Vice President                                            Officer of
The Davenport Equity Fund                                 Davenport & Company LLC,
One James Center, 901 E. Cary St.                         Richmond, Virginia
Richmond, Virginia 23219


R. Gregory Porter, III (age 56)                           Principal of
Vice President                                            Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund                              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Mark J. Seger (age 35)                                    Vice President of Countrywide Fund Services,
Treasurer                                                 Inc. and Countrywide Financial Services, Inc.;
312 Walnut Street, 21st Floor                             Treasurer, Countrywide Investment Trust,
Cincinnati, Ohio 45202                                    Countrywide Tax-Free Trust and Countrywide
                                                          Strategic Trust,
                                                          Cincinnati, Ohio

Henry C. Spalding, Jr. (age 59)                           Executive Vice President of
President                                                 Lowe, Brockenbrough & Tattersall, Inc.,
The Jamestown Balanced Fund                               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia  23230

John F. Splain (age 40)                                   Vice President, General Counsel and Secretary
Secretary                                                 of Countrywide Fund Services, Inc.; General
312 Walnut Street, 21st Floor                             Counsel and Secretary, Countrywide
Cincinnati, Ohio 45202                                    Investments, Inc. and Countrywide Financial
                                                          Services, Inc.; Secretary, Countrywide Investment
                                                          Trust, Countrywide Tax-Free Trust
                                                          and Countrywide Strategic Trust,
                                                          Cincinnati, Ohio

Ernest H. Stephenson, Jr. (age 52)                        Vice President
Vice President                                            Lowe, Brockenbrough & Tattersall, Inc.,
The Jamestown Balanced Fund                               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad St.
Suite 300
Richmond, Virginia 23230

Connie R. Taylor (age 46)                                 Administrator
Vice President                                            Lowe, Brockenbrough & Tattersall, Inc.,
The Jamestown Balanced Fund                               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230



Craig D. Truitt (age 38)                                  Senior Vice President
Vice President                                            Lowe, Brockenbrough & Tattersall
The Jamestown Bond Fund                                   Strategic Advisors, Inc.,
The Jamestown Short Term Bond Fund                        Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Beth Ann Walk (age 38)                                    Portfolio Manager of
Vice President                                            Lowe, Brockenbrough & Tattersall, Inc.,
The Jamestown Tax Exempt Virginia Fund                    Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Coleman Wortham III (age 51)                              President and Chief Executive Officer of
Vice President                                            Davenport & Company LLC,
The Davenport Equity Fund                                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia 23219
-----------------------------

**Indicates that Trustee is an Interested Person for purposes of the 1940 Act.
Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee. Messrs. Caravati, Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.

                               INVESTMENT ADVISOR

Davenport & Company LLC (the "Advisor") supervises the Fund's investments pursuant to an Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement is effective until April 1, 1999 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Advisor by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Advisor with respect to the Fund is at the annual rate of 0.75% of the Fund's average daily net assets.

The Advisor was originally organized in 1863, re-organized as a

Virginia corporation in 1972, and subsequently converted to a Limited Liability Corporation in 1997. Through two Sub-S corporation unitholders, the Advisor has 99 owners all of whom are employees of the Advisor and none of whom own in excess of 10% of the Advisor. In addition to acting as Advisor to the Fund, the Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objective and policies of the Fund as described herein and in the Prospectus. The Advisor places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders. The Advisor must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Advisor must seek at all times the most favorable price and execution for all securities brokerage transactions.

The Advisor also provides, at its own expense, certain executive officers to the Trust, and pays the entire cost of distributing Fund shares.

The Advisor may compensate dealers or others based on sales of shares of the Fund to clients of such dealers or others or based on the average balance of all accounts in the Fund for which such dealers or others are designated as the person responsible for the account.

                                  ADMINISTRATOR

Countrywide Fund Services, Inc. (the "Administrator") maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Fund and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, the Fund pays the Administrator a fee at the annual rate of 0.20% of the average value of its daily net assets up to $25,000,000, 0.175% of such assets from $25,000,000 to $50,000,000 and 0.15% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

                                 OTHER SERVICES

The firm of Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, Pennsylvania 19102, has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Fund's federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Fund's assets is Star Bank, N.A, 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Fund (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.

                                    BROKERAGE

It is the Fund's practice to seek the best price and execution for all portfolio securities transactions. The Advisor (subject to the general supervision of the Board of Trustees) directs the execution of the Fund's portfolio transactions.

The Fund's common stock portfolio transactions will normally be exchange traded and will be effected through broker-dealers who will charge brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

While there is no formula, agreement or undertaking to do so, the Advisor may allocate a portion of the Fund's brokerage commissions to persons or firms providing the Advisor with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Advisor for the benefit of the other clients it may have. Conversely, the Fund may benefit from such transactions effected for the benefit of other clients. In all cases, the Advisor is obligated to effect transactions for the Fund based upon obtaining the most favorable price and execution. Factors considered by the Advisor in determining whether the Fund will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Advisor's perception of the broker's reliability, integrity and financial condition.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the last business day of the month or quarter. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $25,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within three business days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-443-4249, or by writing to:
                            The Davenport Equity Fund
                              Shareholder Services
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m. Eastern time will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received. The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of

Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing their shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Fund, the Advisor and certain parties related thereto, including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Fund for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Fund, and they have adopted procedures to do so, as follows. The net asset value of the Fund is determined as of the close of trading of the Exchange (currently 4:00 p.m. Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

The Fund pays all of its own expenses not assumed by the Advisor or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of the fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to the fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, the Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "How to Purchase Shares" in the Prospectus.

For corporate shareholders, the dividends received deduction, if applicable, should apply to dividends from the Fund. The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.

                            CAPITAL SHARES AND VOTING

Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at lease two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders. Prior to January 24, 1994 the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA

As indicated in the Prospectus, the Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV.

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund

         Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use standardized indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS

The books of the Fund will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor.

                                     PART C


                                OTHER INFORMATION

Item 24.                      FINANCIAL STATEMENTS AND EXHIBITS

                              (a)       Financial Statements:

                              Included in Part A: Not Applicable

                              Included in Part B: Not Applicable

                              (b)   Exhibits:

                  1.       Declaration of Trust*

                  2.       Bylaws*

                  3.       Not Applicable

                  4.       See Exhibits 1 and 2

                  5.       (i)          Investment Advisory Agreement for The
                                        Jamestown Equity Fund*
                           (ii)         Investment Advisory Agreement for The
                                        Jamestown Balanced Fund*
                           (iii)        Sub-Advisory Agreement for The Jamestown
                                        Balanced Fund*
                           (iv)         Investment Advisory Agreement for The
                                        Jamestown International Equity Fund*
                           (v)          Sub-Advisory Agreement for The Jamestown
                                        International Equity Fund*
                           (vi)         Investment Advisory Agreement for The
                                        Jamestown Tax Exempt Virginia Fund*
                           (vii)        Investment Advisory Agreements for The
                                        Jamestown Bond Fund and The Jamestown
                                        Short Term Bond Fund*
                           (viii)       Investment Advisory Agreements for the
                                        FBP Contrarian Balanced Fund and the FBP
                                        Contrarian Equity Fund*
                           (ix)         Investment Advisory Agreements for The
                                        Government Street Equity Fund, The
                                        Government Street Bond Fund and The
                                        Alabama Tax Free Bond Fund*
                           (x)          Form of Investment Advisory Agreement
                                        for The Davenport Equity Fund**

                  6.       Not Applicable

                  7.       Not Applicable

                  8.       (i)          Custodian Agreement with The Northern
                                        Trust Company*
                           (ii)         Custodian Agreement with Star Bank,
                                        N.A.*

                  9.       Administration, Accounting and Transfer Agency

                           Agreement*

                  10.      Opinion and Consent of Counsel*

                  11.      Consent of Independent Public Accountants*

                  12.      Not Applicable

                  13.      Not Applicable

                  14.      Not Applicable

                  15.      Plan of Distribution Pursuant to Rule 12b-1*

                  16.      Not Applicable

                  17.      Financial Data Schedules*

                  18. Rule 18f-3 Plan Adopted With Respect to the Multiple Class Distribution System*


*        Previously filed as Exhibit to Registration Statement on Form N-1A
**       Filed herewith

Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  REGISTRANT

                  No person is directly or indirectly controlled by or under common control with the Registrant.

Item 26.          NUMBER OF HOLDERS OF SECURITIES

                  Set forth is the number of record holders, as of September 30, 1997, of the shares of the Trust:

                                                                Number of Record
                  TITLE OF CLASS                                        HOLDERS

                  Shares of beneficial interest of FBP
                  Contrarian Equity Fund                                     389

                  Shares of beneficial interest of
                  FBP Contrarian Balanced Fund                               473

                  Shares of beneficial interest of The
                  Government Street Equity Fund                              292

                  Shares of beneficial interest of The
                  Government Street Bond Fund                                150

                  Shares of beneficial interest of The
                  Alabama Tax Free Bond Fund                                 121

                  Shares of beneficial interest of The
                  Jamestown Balanced Fund                                    254

                  Shares of beneficial interest of The
                  Jamestown Equity Fund                                      217

                  Shares of beneficial interest of The
                  Jamestown Bond Fund, Institutional
                  Shares                                                      35

                  Shares of beneficial interest of The
                  Jamestown Bond Fund, Service Group
                  Shares                                                       0

                  Shares of beneficial interest of The
                  Jamestown Short Term Bond Fund,
                  Institutional Shares                                        17

                  Shares of beneficial interest of The
                  Jamestown Short Term Bond Fund,
                  Service Group Shares                                         0

                  Shares of beneficial interest of The
                  Jamestown Tax Exempt Virginia Fund                          53

                  Shares of beneficial interest of The
                  Jamestown International Equity Fund                        194

                  Shares of beneficial interest of The
                  Davenport Equity Fund                                        0

Item 27. INDEMNIFICATION. Article VIII of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and trustees as follows:

                           SECTION 8.4 Indemnification of Trustees and Officers. Subject to the limitations set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Fund or Funds to which the conduct in question relates) each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (referred to hereinafter, together with such person's heirs, executors, administrators or other legal representatives, as a "covered person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any covered person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such covered person may be or may have been involved as a party or otherwise or with which such covered person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such covered person (i) did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (either and both of the conduct described in clauses
                           (i) and (ii) above being referred to hereinafter as "Disabling Conduct"). A determination that the covered person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that such covered person was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative action against such covered person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that such covered person was not liable by reason of Disabling Conduct by (a) vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as the quoted phrase is defined in Section 2(a) (19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such covered person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the covered person Shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and if (i) the covered person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full inquiry), that there is reason to believe that the covered person ultimately will be entitled to indemnification hereunder.

                           SECTION 8.5 Compromise Payment. As to any matter disposed of by a compromise payment by any covered person referred to in Section 8.4 hereof, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Independent Trustees pursuant to clause (ii) shall not prevent the recovery from any covered person of any amount paid to such covered person in accordance with either of such clauses as indemnification if such covered person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such covered person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such covered person's office.

                           SECTION 8.6 Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect any of the rights to which any covered person may be entitled. Nothing contained in this Article VIII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                  The Trust's Advisory Agreements provide for indemnification of each of the Advisors as follows:

                           8.(b) INDEMNIFICATION OF ADVISOR. Subject to the limitations set forth in this Subsection 8(b), the Trust shall indemnify, defend and hold harmless (from the assets of the Fund or Funds to which the conduct in question relates) the Advisor against all loss, damage and liability, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by the Advisor in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, related to or resulting from this Agreement or the performance of services hereunder, except with respect to any matter as to which it has been determined that the loss, damage or liability is a direct result of (i) a breach of fiduciary duty with respect to the receipt of compensation for services; or (ii) wilful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its duties under this Agreement (either and both of the conduct described in clauses (i) and (ii) above being referred to hereinafter as "DISABLING CONDUCT"). A determination that the Advisor is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Advisor was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against the Advisor for insufficiency of evidence of Disabling Conduct, or
                           (iii) a reasonable determination, based upon a review of the facts, that the Advisor was not liable by reason of Disabling Conduct by: (a) vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as the quoted phrase is defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similar grounds that is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the "INDEPENDENT TRUSTEES"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by the Advisor (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; PROVIDED, that the Advisor shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Subsection 8(b) and if (i) the Advisor shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Advisor ultimately will be entitled to indemnification hereunder.

                           As to any matter disposed of by a compromise payment by the Advisor referred to in this Subsection 8(b), pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of the Independent Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Independent Trustees pursuant to clause (i) shall not prevent the recovery from the Advisor of any amount paid to the Advisor in accordance with either of such clauses as indemnification of the Advisor is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that the Advisor's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in its conduct under the Agreement.

                           The right of indemnification provided by this Subsection 8(b) shall not be exclusive of or affect any of the rights to which the Advisor may be entitled. Nothing contained in this Subsection 8(b) shall affect any rights to indemnification to which Trustees, officers or other personnel of the Trust, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Board of Trustees of the Trust shall take all such action as may be necessary and appropriate to authorize the Trust hereunder to pay the indemnification required by this Subsection 8(b) including, without limitation, to the extent needed, to determine whether the Advisor is entitled to indemnification hereunder and the reasonable amount of any indemnity due it hereunder, or employ independent legal counsel for that purpose.

                           8.(c) The provisions contained in Section 8 shall survive the expiration or other termination of this Agreement, shall be deemed to include and protect the Advisor and its directors, officers, employees and agents and shall inure to the benefit of its/their respective successors, assigns and personal representatives.

         The Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trust may not pay for insurance which protects its Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

Item 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                  Lowe, Brockenbrough & Tattersall, Inc. ("LB&T") is a registered investment advisor providing general investment advisory services to four series of Williamsburg Investment
                  Trust: The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund. LB&T also provides investment advisory services to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of LB&T, 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.

                  (1)      Austin Brockenbrough III - Managing Director of
                           LB&T.

                           (a) A Trustee of Williamsburg Investment Trust, a registered investment company, and President of The Jamestown Tax Exempt Virginia Fund.

                  (2) Henry C. Spalding, Jr. - Executive Vice President of LB&T.

                           (a) President of The Jamestown Balanced Fund and The Jamestown Equity Fund.

                  (3) William F. Shumadine, Jr. - Senior Vice President of LB&T.

                           (a) President of Central Fidelity Bank until October, 1993.

                  (4)      Ernest H. Stephensen, Jr. - Vice President of

                           LB&T.

                           (a) Vice President of The Jamestown Balanced Fund and The Jamestown Equity Fund.

                  Lowe, Brockenbrough & Tattersall Strategic Advisors, Inc. ("LBTSA") is a registered investment advisor providing general investment advisory services to two series of Williamsburg Investment Trust, The Jamestown Bond Fund and The Jamestown Short Term Bond Fund, and subadvisory services to The Jamestown Balanced Fund, another series of Williamsburg Investment Trust. LBTSA also provides investment advisory services to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of LBTSA, 6620 West Broad Street, Suite 300, Richmond, Virginia 23230.

                  (1)      Fred T. Tattersall - Managing Director of LBTSA.

                           (a) A Trustee of Williamsburg Investment Trust and President of The Jamestown Bond Fund and The Jamestown Short Term Bond Fund.

                  (2)      Kevin D. Girts - Executive Vice President of
                           LBTSA.

                  (3)      Craig D. Truitt - Senior Vice President of LBTSA.

                           (a)      Vice President of The Jamestown Bond Fund
                                     and The Jamestown Short Term Bond Fund.

                  Oechsle International Advisors, L.P. ("Oechsle International") is a registered investment advisor which provides investment advisory services and acts as sub-advisor to The Jamestown International Equity Fund. The following are the partners of Oechsle International, One International Place, Boston, Massachusetts 02110.

                           (1) Oechsle Group, L.P. (the Managing General Partner of which is Walter Oechsle), a general partner of Oechsle International.

                           (2)      Dresdner Asset Management (U.S.A.)
                                    Corporation (a subsidiary of Dresdner Bank
                                    A.G.), a limited partner of Oechsle
                                    International.

                           (3) OIA Limited Partnership Interest Trust (the trustee of which is Oechsle Group, L.P.), a limited partner of Oechsle International

                  Flippin, Bruce & Porter, Inc. ("FBP") is a registered investment advisor providing investment advisory services to two series of

                  Williamsburg Investment Trust: The FBP Contrarian Balanced Fund and the FBP Contrarian Equity Fund. The Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional account and individuals. The following list sets forth the business and other connections of the directors and officers of Flippin, Bruce & Porter, Inc., 800 Main Street, Suite 202, P.O. Box 6138, Lynchburg, Virginia 24505.

                           (1)      John T. Bruce - A Principal of FBP.

                                    (a)     Chairman of the Board of Trustees of
                                            Williamsburg Investment Trust and
                                            Vice President of FBP Contrarian
                                            Balanced Fund and FBP Contrarian
                                            Equity Fund.

                           (2)      John M. Flippin - A Principal of FBP

                                    (a)     President of FBP Contrarian Balanced
                                            Fund and FBP Contrarian Equity Fund.

                           (3)      Robert Gregory Porter III - A Principal of
                                    FBP.

                                    (a)     Vice President of FBP Contrarian
                                            Balanced Fund and FBP Contrarian
                                            Equity Fund.

                           (4) Joseph T. Antonelli, Jr. - Portfolio Manager of FBP.

                           (5)      David J. Marshall - Portfolio Manager of
                                    FBP.

                  T. Leavell & Associates, Inc. ("TLA") is a registered investment advisor providing investment advisory services to three series of Williamsburg Investment Trust: The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund. TLA also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of T. Leavell & Associates, Inc., 150 Government Street, P.O. Box 1307, Mobile, Alabama 36633.

                           (1)      Thomas W. Leavell - President and a
                                    Principal of TLA.

                           (2) Dorothy G. Gambill - Secretary/Treasurer and a Principal of TLA.

                           (3) Richard Mitchell - Executive Vice President and a Principal of TLA.

                                    (a)     A Trustee of Williamsburg Investment
                                            Trust and President of The
                                            Government Street Bond Fund, The
                                            Government Street Equity Fund and
                                            The Alabama Tax Free Bond Fund.

                           (4)      Kenneth P. Pulliam - Portfolio Manager of
                                    TLA.

                           (5)      Mary Shannon Hope - Portfolio Manager of
                                    TLA.

                           (6) Timothy S. Healy - Vice President and Portfolio Manager of TLA.

                                    (a)     Vice President of The Alabama Tax
                                            Free Bond Fund.

                           (7)      Ann Damon Haas - Vice President of TLA.

                  Davenport & Company LLC ("Davenport") is a registered investment advisor providing investment advisory services to one series of Williamsburg Investment Trust, the Davenport Equity Fund. Davenport also provides investment advice to corporations, trusts, pension and profit sharing plans, other businesses and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of Davenport & Company LLC, One James Center, Richmond, Virginia, 23285.

                           (1) Coleman Wortham III - President and chief Executive Officer of Davenport.

                                    (a)     Vice President of The Davenport
                                            Equity Fund.

                           (2) J. Lee Keiger, III - First Vice President and Chief Financial Officer of Davenport.

                                    (a)     Vice President of The Davenport
                                            Equity Fund.

                           (3) Joseph L. Antrim, III - Executive Vice President of Davenport

                                    (a)     President of The Davenport Equity
                                            Fund

                           (4) John P. Ackerly, IV - Portfolio Manager of Davenport.

                                    (a)     Vice President of The Davenport
                                            Equity Fund.

                           (5) Michael S. Beall - Executive Vice President and Director of Research for Davenport.

                           (6)      James C. Hamilton, Jr. - First Vice
                                    President and Director of Davenport.

                           (7) Beverley B. Munford, III - Vice President of Davenport.

                           (8)      Hunter R. Pettus, Jr. - Senior Vice
                                    President and Director of Davenport.

Item 29.          PRINCIPAL UNDERWRITER

                  Not Applicable

Item 30.          LOCATIONS OF ACCOUNTS AND RECORDS

                  The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal executive office. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian.

Item 31.          MANAGEMENT SERVICES

                  See discussion in Part A under "Management of the Fund - Administrator" and in Part B under "Administrator."

Item 32.          UNDERTAKINGS

                  (a)      Not Applicable

                  (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of The Davenport Equity Fund.

                  (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                  (d) The Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended.



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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and the State of Ohio on the 17th day of October, 1997.

                          WILLIAMSBURG INVESTMENT TRUST



                             By: /S/ JOHN F. SPLAIN
                                  John F. Splain,
                                  Attorney-in-Fact

         The term "Williamsburg Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated July 18, 1988, as amended, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.



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         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

  Signature                            Title
  Date


/s/ John T. Bruce
_________________                    Trustee and Chairman        October 17,1997
John T. Bruce                        (principal executive
                                     officer)


/s/ Mark J. Seger
_________________                    Treasurer (principal       October 17, 1997
Mark J. Seger                        financial and
                                     accounting officer)

Austin Brockenbrough III*            Trustee

Charles M. Caravati, Jr.*            Trustee

J. Finley Lee, Jr.*                  Trustee

Richard Mitchell*                    Trustee

Richard L. Morrill*                  Trustee

Harris V. Morrissette*               Trustee

Fred T. Tattersall*                  Trustee

Erwin H. Will, Jr*                   Trustee

Samuel B. Witt III*                  Trustee



*By: /S/ JOHN F. SPLAIN
    John F. Splain
    Attorney-in-Fact
    October 17, 1997


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